Stock Options and Nonvested Shares - Summary of Fair Value of Employee Options Estimated on the Basis of Black-Scholes Option Price Model (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average risk free rate of return	2.52%		1.32%
Weighted average expected option life	7 years 4 months 2 days		6 years 10 months 9 days
Expected volatility rate	76.44%		77.81%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average risk free rate of return		1.88%
Weighted average expected option life		7 years 4 months 9 days
Expected volatility rate		73.31%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average risk free rate of return		2.13%
Weighted average expected option life		7 years 4 months 17 days
Expected volatility rate		74.76%